UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300

Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York           August 9, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $ 81,443
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

ITEM 1:                           ITEM 2:       ITEM 3:     ITEM 4:        ITEM 5:       ITEM 6       ITEM 7:        ITEM 8:

                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X1000)   PRN AMT PRN CALL   DISCRETION   MNGRS   SOLE     SHARED  NONE
ARBITRON INC                        Com        3875Q108      2,300     60,000 SH         Sole                 60,000
BASIN WTR INC                       Com        07011T306       100     10,000 SH         Sole                 10,000
CAMECO CORP                         Com        13321L108     3,997    100,000 SH         Sole                100,000
CBEYOND COMMUNICATIONS INC          Com        149847105     8,724    400,000 SH         Sole                400,000
CHINA MOBILE LIMITED           Sponsored ADR   16941M109       944     33,000 SH         Sole                 33,000
CLEAR CHANNEL OUTDOOR HLDGS        CL A        18451C109     1,048     50,000 SH         Sole                 50,000
COLLECTORS UNIVERSE INC           Com New      19421R200       350     25,000 SH         Sole                 25,000
COLOR KINETICS INC                  Com        19624P100     3,663    193,700 SH         Sole                193,700
CORRECTION CORP AMER NEW          Com New      22025Y407     1,324     25,000 SH         Sole                 25,000
DELUXE CORP                         Com        248019101       175     10,000 SH         Sole                 10,000
DTS INC                             Com        23335C101     7,792    400,000 SH         Sole                400,000
GLOBAL TRAFFIC NETWORK INC          Com        37947B103       413     75,000 SH         Sole                 75,000
HEALTH GRADES INC                   Com        42218Q102       450    100,000 SH         Sole                100,000
HOUSTON WIRE & CABLE CO             Com        44244K109       860     50,000 SH         Sole                 50,000
IROBOT CORP                         Com        462726100     1,244     50,000 SH         Sole                 50,000
LAMAR ADVERTISING CO               CL A        512815101     1,347     25,000 SH         Sole                 25,000
MACQUARIE INFRASTRUCTURE CO     Sh Ben Int     55607X108       276     10,000 SH         Sole                 10,000
NAPCO SEC SYS INC                   Com        630402105       173     17,800 SH         Sole                 17,800
NASDAQ 100 TR                   Unit Ser 1     631100104    19,385    500,000 SH         Sole                500,000
NET 1 UEPS TECHNOLOGIES INC       Com New      64107N206     4,103    150,000 SH         Sole                150,000
OIL SVC HOLDERS TR            Depositry Rcpt   678002106    11,207     75,000 SH         Sole                 75,000
RETAIL HOLDRS TR              Depositry Rcpt   76127U101     9,461    100,000 SH         Sole                100,000
SINA CORP                           Ord        G81477104       962     38,500 SH         Sole                 38,500
TUT SYSTEMS                         Com        901103101       242    100,000 SH         Sole                100,000
WPT ENTERPRISES INC                 Com        98211W108       903    150,000 SH         Sole                150,000
                                                            81,443

SK 00618 0001 693006